Fair Value Of Assets And Liabilities (Tables)	12 Months Ended
Dec. 31, 2011
Fair Value Of Assets And Liabilities [Abstract]
Schedule Of Assets And Liabilities Measured At Fair Value On Recurring Basis

(Dollars in thousands)	December 31, 2011
	Level 1	Level 2	Level 3	Total

Trading securities – capital markets:
U.S. treasuries	$-	$53,656	$-	$53,656
Government agency issued MBS	-	314,002	-	314,002
Government agency issued CMO	-	129,270	-	129,270
Other U.S. government agencies	-	173,982	-	173,982
States and municipalities	-	24,525	-	24,525
Corporate and other debt	-	265,926	5	265,931
Equity, mutual funds, and other	-	746	-	746

Total trading securities – capital markets	-	962,107	5	962,112

Trading securities – mortgage banking
Principal only	-	8,052	-	8,052
Interest only	-	-	18,054	18,054

Total trading securities – mortgage banking	-	8,052	18,054	26,106

Loans held for sale	-	10,902	210,487	221,389
Securities available for sale:
U.S. treasuries	-	40,121	-	40,121
Government agency issued MBS	-	1,410,228	-	1,410,228
Government agency issued CMO	-	1,357,943	-	1,357,943
Other U.S. government agencies	-	10,189	5,762	15,951
States and municipalities	-	16,570	1,500	18,070
Corporate and other debt	529	-	-	529
Venture capital	-	-	12,179	12,179
Equity, mutual funds, and other	13,261	-	-	13,261

Total securities available for sale	13,790	2,835,051	19,441	2,868,282

Mortgage servicing rights	-	-	144,069	144,069
Other assets:
Deferred compensation assets	22,796	-	-	22,796
Derivatives, forwards and futures	39,733	-	-	39,733
Derivatives, interest rate contracts	-	326,566	-	326,566
Derivatives, other	-	2	-	2

Total other assets	62,529	326,568	-	389,097

Total assets	$76,319	$4,142,680	$392,056	$4,611,055

Trading liabilities – capital markets:
U.S. treasuries	$-	$190,725	$-	$190,725
Government agency issued MBS	-	736	-	736
Corporate and other debt	-	155,824	-	155,824

Total trading liabilities – capital markets	-	347,285	-	347,285

Other short-term borrowings	-	-	14,833	14,833
Other liabilities:
Derivatives, forwards and futures	7,243	-	-	7,243
Derivatives, interest rate contracts	-	234,204	-	234,204
Derivatives, other	-	1	11,820	11,821

Total other liabilities	7,243	234,205	11,820	253,268

Total liabilities	$7,243	$581,490	$26,653	$615,386

The following table presents the balance of assets and liabilities measured at fair value on a recurring basis at December 31, 2010:

(Dollars in thousands)	December 31, 2010
	Level 1	Level 2	Level 3	Total

Trading securities – capital markets:
U.S. treasuries	$-	$45,078	$-	$45,078
Government agency issued MBS	-	267,086	-	267,086
Government agency issued CMO	-	62,061	-	62,061
Other U.S. government agencies	-	82,022	-	82,022
States and municipalities	-	13,965	-	13,965
Corporate and other debt	-	263,968	34	264,002
Equity, mutual funds, and other	-	100	-	100

Total trading securities – capital markets	-	734,280	34	734,314

Trading securities – mortgage banking
Principal only	-	8,992	-	8,992
Interest only	-	-	26,444	26,444

Total trading securities – mortgage banking	-	8,992	26,444	35,436

Loans held for sale	-	40,323	207,632	247,955
Securities available for sale:
U.S. treasuries	-	87,444	-	87,444
Government agency issued MBS	-	1,469,957	-	1,469,957
Government agency issued CMO	-	1,168,740	-	1,168,740
Other U.S. government agencies	-	15,335	37,891	53,226
States and municipalities	-	24,515	1,500	26,015
Corporate and other debt	545	-	-	545
Venture capital	-	-	13,179	13,179
Equity, mutual funds, and other	9,248	5,351	-	14,599

Total securities available for sale	9,793	2,771,342	52,570	2,833,705

Mortgage servicing rights	-	-	207,319	207,319
Other assets:
Deferred compensation assets	25,121	-	-	25,121
Derivatives, forwards and futures	13,152	-	-	13,152
Derivatives, interest rate contracts	-	290,509	-	290,509

Total other assets	38,273	290,509	-	328,782

Total assets	$48,066	$3,845,446	$493,999	$4,387,511

Trading liabilities – capital markets:
U.S. treasuries	$-	$195,390	$-	$195,390
Government agency issued MBS	-	1,804	-	1,804
Other U.S. government agencies	-	18,121	-	18,121
Corporate and other debt	-	146,605	-	146,605

Total trading liabilities – capital markets	-	361,920	-	361,920

Other short-term borrowings	-	-	27,309	27,309
Other liabilities:
Derivatives, forwards and futures	18,600	-	-	18,600
Derivatives, interest rate contracts	-	195,621	-	195,621
Derivatives, other	-	-	1,000	1,000

Total other liabilities	18,600	195,621	1,000	215,221

Total liabilities	$18,600	$557,541	$28,309	$604,450

Summary Of Changes In Level 3 Assets And Liabilities Measured At Fair Value

(Dollars in thousands)	Twelve Months Ended December 31, 2011
	Trading securities (a)	Loans held for sale		Securities available for sale			Mortgage servicing rights, net		Net derivative liabilities		Other short-term borrowings
				Investment portfolio (b)	Venture Capital

Balance on January 1, 2011	$26,478	$207,632		$39,391	$13,179		$207,319		$(1,000)		$(27,309)
Total net gains/(losses) included in:
Net income	3,796	(368)		-	-		(41,260)		(9,414)		12,476
Other comprehensive income	-	-		(1,688)	-		-		-		-
Purchases	-	66,608		-	-		-		-		-
Issuances	-	-		-	-		-		(2,500)		-
Sales	(132)	-		(29,217)	(1,000)		-		-		-
Settlements	(12,083)	(57,273)		(1,224)	-		(21,990)		1,094		-
Net transfers into/(out of) Level 3	-	(6,112	)(e)	-	-		-		-		-

Balance on December 31, 2011	$18,059	$210,487		$7,262	$12,179		$144,069		$(11,820)		$(14,833)

Net unrealized gains/(losses) included in net income	$2,205 (c)	$(368)	(c)	$-	$-	(d)	$(40,076	)(c)	$(9,414	)(f)	$12,476 (c)

(Dollars in thousands)	Twelve Months Ended December 31, 2010
	Trading securities (a)	Loans held for sale		Securities available for sale			Mortgage servicing rights, net		Net derivative liabilities		Other short-term borrowings
				Investment portfolio (b)	Venture Capital

Balance on January 1, 2010	$56,132	$206,227		$99,173	$15,743		$302,611		$-		$(39,662)
Adjustment due to adoption of amendments to ASC 810	(4,776)	-		-	-		(2,293)		-		-
Total net gains/(losses) included in:
Net income	8,627	(17,991)		-	(2,962)		(31,146)		-		(12,353)
Other comprehensive income	-	-		(2,302)	-		-		-		-
Purchases, sales, issuances, and settlements, net	(33,505)	19,396		(57,480)	398		(61,853)		(1,000)		-

Balance on December 31, 2010	$26,478	$207,632		$39,391	$13,179		$207,319		$(1,000)		$(27,309)

Net unrealized gains/(losses) included in net income	$5,467 (c)	$(17,991	)(c)	$-	$(2,962	)(d)	$(27,153	)(c)	$(1,000	)(f)	$(12,353	)(c)

(Dollars in thousands)	Twelve Months Ended December 31, 2009
	Trading securities (a)	Loans held for sale		Securities available for sale			Mortgage servicing rights, net		Net derivative assets and liabilities	Other short-term borrowings
				Investment portfolio (b)	Venture Capital

Balance on January 1, 2009	$153,542	$11,330		$111,840	$25,307		$376,844		$233	$(27,957)
Total net gains/(losses) included in:
Net income	55,342	(10,384)		-	(2,252)		67,817		-	11,705
Other comprehensive income	-	-		3,812	-		-		-	-
Purchases, sales, issuances, and settlements, net	(141,675)	(36,265)		(16,479)	(7,312)		(153,127)		(233)	-
Net transfers into/(out of) Level 3	(11,077)	241,546		-	-		11,077		-	-

Balance on December 31, 2009	$56,132	$206,227		$99,173	$15,743		$302,611		$-	$(39,662)

Net unrealized gains/(losses) included in net income	$14,408 (c)	$(10,384	)(c)	$-	$(2,252	)(d)	$69,412	(c)	$-	$11,705 (c)

Certain previously reported amounts have been reclassified to agree with current presentation.

(a)	Primarily represents certificated interest only strips and excess interest mortgage banking trading securities. Capital markets Level 3 trading securities are not significant.

(b)	Primarily represents other U.S. Government agencies. States and municipalities are not significant.

(c)	Primarily included in mortgage banking income on the Consolidated Statements of Income.

(d)	Represents recognized gains and losses attributable to venture capital investments classified within securities available for sale that are included in securities gains/(losses) in noninterest income.

(e)	Transfers out of recurring level 3 balances reflect movements out of loans held for sale and into real estate acquired by foreclosure (level 3 nonrecurring).

(f)	Included in Other expense.

Nonrecurring Fair Value Measurements

(Dollars in thousands)	Carrying value at December 31, 2011				Twelve Months Ended December 31, 2011
	Level 1	Level 2	Level 3	Total	Net gains/(losses)

Loans held for sale – SBAs	$-	$66,730	$-	$66,730	$(2)
Loans held for sale – first mortgages	-	-	11,980	11,980	(5,947)
Loans, net of unearned income (a)	-	-	125,297	125,297	(48,330)
Real estate acquired by foreclosure (b)	-	-	68,884	68,884	(18,358)
Other assets (c)	-	-	91,243	91,243	(12,192)

					$(84,829)

(Dollars in thousands)	Carrying value at December 31, 2010				Twelve Months Ended December 31, 2010
	Level 1	Level 2	Level 3	Total	Net gains/(losses)

Loans held for sale – SBAs	$-	$10,456	$-	$10,456	$60
Loans held for sale – first mortgages	-	-	15,289	15,289	(7,249)
Loans, net of unearned income (a)	-	-	213,974	213,974	(156,572)
Real estate acquired by foreclosure (b)	-	-	110,536	110,536	(18,097)
Other assets (c)	-	-	87,667	87,667	(11,145)

					$(193,003)

(Dollars in thousands)	Carrying value at December 31, 2009				Twelve Months Ended December 31, 2009
	Level 1	Level 2	Level 3	Total	Net gains/(losses)

Loans held for sale	$-	$15,753	$21,829	$37,582	$1,716
Securities available for sale (d)	-	-	-	-	(516)
Loans, net of unearned income (a)	-	-	402,007	402,007	(287,866)
Real estate acquired by foreclosure (b)	-	-	113,722	113,722	(39,879)
Other assets (c)	-	-	108,247	108,247	(8,970)

					$(335,515)

Certain previously reported amounts have been reclassified to agree with current presentation.

(a)	Represents carrying value of loans for which adjustments are based on the appraised value of the collateral. Write-downs on these loans are recognized as part of provision.

(b)

Represents the fair value and related losses of foreclosed properties that were measured subsequent to their initial classification as foreclosed assets. Balance excludes foreclosed real estate related to government insured mortgages.

(c)	Represents low income housing investments. 2011 also includes new market tax credit investments.

(d)	Represents recognition of other than temporary impairment for cost method investments classified within securities available for sale.

Summary Of Differences Between The Fair Value Carrying Amount Of Mortgages Held For Sale And Aggregate Unpaid Principal Amount

(Dollars in thousands)	December 31, 2011
	Fair value carrying amount	Aggregate unpaid principal	Fair value carrying amount less aggregate unpaid principal

Loans held for sale reported at fair value:
Total loans	$221,389	$307,990	$(86,601)
Nonaccrual loans	42,471	93,997	(51,526)
Loans 90 days or more past due and still accruing	11,486	24,755	(13,269)

(Dollars in thousands)	December 31, 2010
	Fair value carrying amount	Aggregate unpaid principal	Fair value carrying amount less aggregate unpaid principal

Loans held for sale reported at fair value:
Total loans	$247,955	$313,199	$(65,244)
Nonaccrual loans	36,768	74,285	(37,517)
Loans 90 days or more past due and still accruing	10,372	26,372	(16,000)

Changes In Fair Value Of Assets And Liabilities Which Fair Value Option Included In Current Period Earnings

(Dollars in thousands)	Twelve Months Ended December 31
	2011	2010	2009

Changes in fair value included in net income:
Capital markets noninterest income
Trading loans	$-	$11,752	$-
Mortgage banking noninterest income
Loans held for sale	(368)	(17,991)	(8,236)
Other short-term borrowings	12,476	(12,353)	11,705

Summary Of Book Value And Estimated Fair Value Of Financial Instruments

(Dollars in thousands)	December 31, 2011		December 31, 2010
	Book Value	Fair Value	Book Value	Fair Value

Assets:
Loans, net of unearned income and allowance for loan losses	$16,012,776	$15,210,592	$16,117,773	$15,196,341
Short-term financial assets	896,444	896,444	942,129	942,129
Trading securities	988,217	988,217	769,750	769,750
Loans held for sale	413,897	413,897	375,289	375,289
Securities available for sale	3,066,272	3,066,272	3,031,930	3,031,930
Derivative assets	366,301	366,301	303,660	303,660
Other assets	114,039	114,039	112,788	112,788
Nonearning assets	628,440	628,440	574,710	574,710

Liabilities:
Deposits:
Defined maturity	$1,781,893	$1,821,457	$1,952,745	$2,007,147
Undefined maturity	14,431,116	14,431,116	13,255,486	13,255,486

Total deposits	16,213,009	16,252,573	15,208,231	15,262,633
Trading liabilities	347,285	347,285	361,920	361,920
Short-term financial liabilities	2,059,602	2,059,602	2,295,643	2,295,643
Term borrowings	2,481,660	2,182,061	3,228,070	2,893,938
Derivative liabilities	253,268	253,268	215,220	215,220
Other noninterest-bearing liabilities	195,208	195,208	103,951	103,951

	Contractual Amount	Fair Value	Contractual Amount	Fair Value

Unfunded Commitments:
Loan commitments	$7,435,227	$1,358	$7,903,537	$1,060
Standby and other commitments	359,619	5,954	487,578	6,021